UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 12/31/2011
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]   is a restatement.
          [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STRALEM & COMPANY, INC.
         -----------------------
Address: 645 Madison Avenue, New York, New York 10022
         --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:

Name:  Philippe E. Baumann
       -------------------
Title: Executive Vice President
       ------------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/ Philippe E. Baumann
-----------------------
New York, New York
January 23, 2012

Report Type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers:        0
                                          --

Form 13F Information Table Entry  Total:  39
                                          ---
Form 13F Information Table Value Total:   $3,483,689 (In Thousands)
                                          -------------------------
List  of  Other  Included  Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     NONE

                                                        Stralem & Company,Inc
                                                              FORM 13F
                                                            December 31, 2011
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
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                                          Value    Shares/   Sh/  Put/  Invstmt   Other
    Name of Issuer             Title of class   CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole    Shared    None
------------------------       --------------   -----    --------  -------   ---  ----  -------  --------   ----    ------    ----
CISCO SYSTEMS INC               COMMON STOCK   17275R102    84210  4657629    SH          Sole             3907129           750500
INTEL CORP                      COMMON STOCK   458140100    94967  3916183    SH          Sole             3302783           613400
MICROSOFT CORP                  COMMON STOCK   594918104    82050  3160643    SH          Sole             2679343           481300
ORACLE CORP                     COMMON STOCK   68389X105    75105  2928063    SH          Sole             2466863           461200
QUALCOMM INC                    COMMON STOCK   747525103    91257  1668319    SH          Sole             1400169           268150
ABBOTT LABORATORIES             COMMON STOCK   002824100    91220  1622265    SH          Sole             1373455           248810
CELGENE CORP                    COMMON STOCK   151020104    96988  1434733    SH          Sole             1221083           213650
QUEST DIAGNOSTICS               COMMON STOCK   74834L100     3437    59200    SH          Sole                6600            52600
THERMO FISHER SCIENTIFIC INC    COMMON STOCK   883556102    71373  1587114    SH          Sole             1397714           189400
ZIMMER HLDGS INC COM            COMMON STOCK   98956P102     1528    28600    SH          Sole                5500            23100
3M CO                           COMMON STOCK   88579Y101   111506  1364323    SH          Sole             1151023           213300
AUTOMATIC DATA PROCESSING INC   COMMON STOCK   053015103     8129   150500    SH          Sole               20300           130200
BERKSHIRE HATHAWAY INC DEL CL   COMMON STOCK   084670702      572     7500    SH          Sole                7500
CATERPILLAR INC                 COMMON STOCK   149123101   121753  1343857    SH          Sole             1119757           224100
COCA COLA CO                    COMMON STOCK   191216100   123334  1762669    SH          Sole             1488819           273850
CSX CORP.                       COMMON STOCK   126408103     4675   222000    SH          Sole               22200           199800
DANAHER CORP                    COMMON STOCK   235851102   121344  2579591    SH          Sole             2157741           421850
DOW CHEM CO COM                 COMMON STOCK   260543103   124999  4346283    SH          Sole             3659383           686900
DU PONT E I DE NEMOURS & CO CO  COMMON STOCK   263534109   107094  2339310    SH          Sole             2029610           309700
EATON CORP                      COMMON STOCK   278058102   118389  2719722    SH          Sole             2278822           440900
FEDEX CORPORATION               COMMON STOCK   31428X106   115323  1380943    SH          Sole             1164343           216600
GENERAL ELECTRIC CO             COMMON STOCK   369604103   114701  6404317    SH          Sole             5557617           846700
INTERNATIONAL BUSINESS MACHS C  COMMON STOCK   459200101   136135   740345    SH          Sole              616705           123640
MCDONALDS CORP                  COMMON STOCK   580135101   143380  1429084    SH          Sole             1204734           224350
PEPSICO INCORPORATED            COMMON STOCK   713448108      564     8500    SH          Sole                7300             1200
PROCTER & GAMBLE CO COM         COMMON STOCK   742718109      504     7550    SH          Sole                7550
UNITED TECHNOLOGIES CORP        COMMON STOCK   913017109   106193  1452904    SH          Sole             1277704           175200
WAL MART STORES INC             COMMON STOCK   931142103   126147  2110889    SH          Sole             1778838           332051
CHEVRON CORP                    COMMON STOCK   166764100   151498  1423849    SH          Sole             1200199           223650
EXXON MOBIL CORP                COMMON STOCK   30231G102   152341  1797325    SH          Sole             1513641           283684
HESS CORP COM                   COMMON STOCK   42809H107     8770   154400    SH          Sole               95300            59100
KROGER CO                       COMMON STOCK   501044101   141810  5855081    SH          Sole             4942681           912400
AMERICAN ELECTRIC POWER INC     COMMON STOCK   025537101   119635  2896032    SH          Sole             2494532           401500
AT&T INC COM                    COMMON STOCK   00206R102   119413  3948848    SH          Sole             3404548           544300
CONSOLIDATED EDISON INC         COMMON STOCK   209115104   130177  2098609    SH          Sole             1756259           342350
DOMINION RESOURCES              COMMON STOCK   25746U109   124750  2350228    SH          Sole             1987228           363000
PFIZER INC                      COMMON STOCK   717081103   120461  5566578    SH          Sole             4952979           613599
SOUTHERN CO                     COMMON STOCK   842587107   130559  2820452    SH          Sole             2367852           452600
TECO ENERGY INC                 COMMON STOCK   872375100     7398   386500    SH          Sole               27900           358600

REPORT SUMMARY                 40 DATA RECORDS             3483689                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing
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